Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share
Schedule of basic and diluted earnings per share

	2017	2018	2019
Net profit attributable to ordinary equity holders of the parent for basic earnings	3,114	3,584	4,832
Weighted average number of ordinary shares for basic earnings per share	60,755,706	61,202,710	61,788,024
Effect of share-based payments	404,357	522,116	476,420
Weighted average number of ordinary shares for diluted earnings per share	61,160,063	61,724,826	62,264,444

Earnings per share:
Basic, profit attributable to ordinary equity holders of the parent	51.25	58.56	78.20
Diluted, profit attributable to ordinary equity holders of the parent	50.92	58.06	77.60